UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

 Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 877-244-6235

Date of fiscal year end: 05/31/2018

Date of reporting period: 05/31/2018

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders of the Crow Point Defined Risk Global Equity Income Fund, a series of the 360 Funds (the “registrant”), for the fiscal year ended May 31, 2018 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Crow Point Defined Risk Global Equity Income Fund

Class A Shares (Ticker Symbol: CGHAX)

Class I Shares (Ticker Symbol: CGHIX)

A Series of the

360 Funds

ANNUAL REPORT

May 31, 2018

Investment Adviser:

Crow Point Partners, LLC

25 Recreation Drive, Suite 206

Hingham, MA 02043

1-877-327-0757

www.crowpointfunds.com

Distributed by Matrix 360 Distributors, LLC

Member FINRA

This report is authorized for distribution only to shareholders and to others who have received a copy of the Fund’s prospectus.

Dear Shareholders:

We are pleased to present you with a report for the Crow Point Defined Risk Global Equity Income Fund (the “Fund”) for the year ended May 31, 2018. For the year ended, the Defined Risk Global Equity Income Fund Class I shares returned 7.2% versus 14.4% for the S&P 500 Total Return Index, (0.4)% for the Barclay’s U.S. Aggregate Bond Index and 6.4% for the Morningstar Tactical Allocation category peer group.

Your Fund benefitted last year from our over-allocation to small cap growth stocks and the exceptionally good performance of our small cap growth portfolio management team, who beat their index handily. Some of the Fund’s outperformance relative to the peer group also came from favorable asset allocation decisions. Late last year we believed we were entering into a period where markets would be characterized by much higher volatility (but also higher returns) and we selectively added to the Fund’s risk exposure when markets periodically sold off. The data we see from portfolio companies is that we are still in the early stages of a strong economic cycle. We are generally ignoring the Trade War hysteria. We also continue to allocate away from bonds and to cash.

The first half of 2018 proved to be a difficult period for globally diversified investors as virtually all asset classes and markets posted negative returns. The US proved to be a notable exception to the otherwise negative return environment as the bull market continued here, following strong domestic economic growth. Non-US stocks, particularly in emerging markets, had a very difficult period given increased concerns over global trade policy and a series of elections which resulted in populist, potentially economically unfriendly governments. For the third straight quarter, bond investments posted negative returns as the Fed continued its expected path of gradual normalization of rates, given an improved economic environment.

However, outside the US, economic growth prospects are increasingly mixed. Political rancor across several emerging economies as well as concerns over restrictions in global trade have diminished growth prospects globally. As such, we have remained heavily oriented towards dollar-based investments particularly US small cap equities.

The risk to our outlook remains in the realm of US fiscal policy. To date, economic policies out of Washington have been very beneficial to economic and investment decision makers. To the extent that the policy environment dramatically changes to the negative, over trade or regulation or taxes, our viewpoint on risk assets would need to change.

Going forward, Crow Point Partners’ economic and market viewpoints continue to be constructive towards risk investments, particularly US equities. We do not believe that the full effects of the federal cut in income taxes have yet to hit the US economy and we believe that domestic growth prospects could further expand due to increased consumer spending and a long-awaited pickup in CAPEX investment. Increasingly, economists are also coming to that viewpoint with expectations now well exceeding 3% real GDP growth.

Thank you for being a shareholder of the Crow Point Defined Risk Global Equity Income Fund.

Sincerely,

Peter J. DiCaprio

Crow Point Partners

1

See following for important disclosures.

Before investing in the Crow Point Defined Risk Global Equity Income Fund, you should carefully consider the Fund’s investment objectives, risks, charges, and expenses. For a current Prospectus, which contains this and other important information, visit cppfunds.com. Please read the Prospectus carefully before investing.

Performance data quoted is for the Fund’s Class I shares and represents past performance. Please see Investment Highlights for performance information of the Class A shares. Past performance is no guarantee of future results and investment returns and principal value of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. Call 1-877-244-6235 for current month end performance.

Positive performance of holdings does not indicate positive portfolio returns.

The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Barclay’s US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency).

The Fund’s portfolio may differ significantly from the securities held in these indices. You cannot invest directly in an index, therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

Fund distributed by Matrix 360 Distributors, LLC.

2

Crow Point Defined Risk Global Equity Income Fund

ANNUAL REPORT

INVESTMENT HIGHLIGHTS

May 31, 2018 (Unaudited)

(1) The Class A shares include the deduction of the current maximum initial sales charge of 2.25%.

Class A Returns as of May 31, 2018	One year ended May 31, 2018	Five years ended May 31, 2018	Commencement of Operations through May 31, 2018*
Crow Point Defined Risk Global Equity Income Fund Class A without sales charge	6.86%	1.99%	2.17%
Crow Point Defined Risk Global Equity Income Fund Class A with sales charge	4.46%	1.53%	1.78%
S&P 500 Total Return Index	14.38%	12.97%	15.72%
Barclay’s U.S. Aggregate Bond Index	(0.37)%	1.98%	1.75%

* The Crow Point Defined Risk Global Equity Income Fund Class A shares commenced operations on June 1, 2012.

3

Crow Point Defined Risk Global Equity Income Fund
ANNUAL REPORT

INVESTMENT HIGHLIGHTS

May 31, 2018 (Unaudited)

(1) The minimum initial investment for the Class I shares is $100,000.

Class I Returns as of May 31, 2018	One year ended May 31, 2018	Five years ended May 31, 2018	Commencement of Operations through May 31, 2018*
Crow Point Defined Risk Global Equity Income Fund Class I	7.22%	2.27%	1.95%
S&P 500 Total Return Index	14.38%	12.97%	13.25%
Barclay’s U.S. Aggregate Bond Index	(0.37)%	1.98%	1.68%

* The Crow Point Defined Risk Global Equity Income Fund Class I shares commenced operations on April 10, 2013.

4

Crow Point Defined Risk Global Equity Income Fund

ANNUAL REPORT

INVESTMENT HIGHLIGHTS

May 31, 2018 (Unaudited)

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235.

The above graphs depict the performance of the Fund versus the S&P 500 Total Return Index and the Barclay’s U.S. Aggregate Bond Index. The S&P 500 Total Return Index (“S&P 500”) is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Index returns assume reinvestment of dividends. The Barclay’s U.S. Aggregate Bond Index (the “Barclay’s Index”) provides a measure of the performance of the U.S. investment grade bonds market, which includes investment grade U.S. Government bonds, investment grade corporate bonds, mortgage pass-through securities, and asset-backed securities that are publicly offered for sale in the United States. The securities in the Barclays index must have at least 1 year remaining to maturity. In addition, the securities must be denominated in U.S. dollars and must be fixed rate, nonconvertible, and taxable. Investors may not invest in any index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses. The Fund will generally not invest in all the securities of each index.

The investment objective of the Fund is to seek income with long-term growth of capital as a secondary objective.

Crow Point Partners, LLC’s (the “Adviser”) fundamentally-driven investment process is used to identify companies with attractive and growing franchises, sustainable and high dividend yields, and low correlations to the broader equity markets. Long dated put options will be employed to hedge individual stock positions. Call options will be sold when possible to reduce the costs of the put protection and to offer additional yield support. Individual position concentration will be low to help reduce risk. In addition, options will be purchased and sold on selected U.S. and non-U.S.-based securities indices, on exchange-traded funds providing returns based on certain indices, countries, or market sectors for the purpose of hedging the portfolio against losses.

The Fund expects normally to invest at least 80% of its total assets in equity securities (including securities convertible into equity securities) of U.S. and non-U.S. companies that pay attractive dividends or that the Fund’s Adviser believes have the potential to increase dividends over time. The Fund has the flexibility to invest up to 20% of its net assets in preferred securities. Securities will be chosen using a proprietary fundamental investment process by which the Fund’s Adviser seeks to identify quality companies around the world with a proven track record of delivering consistent or rising dividends and companies likely to raise their dividends meaningfully or to pay a significant special dividend.

Allocation of Portfolio Holdings

Asset Class/Industry Sector	Percentage of Net Assets*
Exchange-Traded Funds	70.68%
Mutual Funds – Equity	13.28%
Consumer, Non-cyclical	5.81%
Closed-End Funds	5.66%
Technology	1.35%
Communications	1.16%
Industrials	0.78%
Bonds & Notes	0.17%
Consumer, Cyclical	(0.32)%
Cash and Cash Equivalents	1.43%
100.00%

* The percentages in the above table are based on the portfolio holdings of the Fund as of May 31, 2018 and are subject to change. For a detailed break-out of holdings by industry and investment type, please refer to the Schedule of Investments.

5

CROW POINT DEFINED RISK GLOBAL EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
May 31, 2018	ANNUAL REPORT

COMMON STOCK - 8.67%	Shares	Fair Value

Aerospace & Defense - 0.72%
Lockheed Martin Corp.	135	$42,463
Raytheon Co.	220	46,090
		88,553
Biotechnology - 3.69%
Exact Sciences Corp. (a)	699	41,618
Mainstay Medical International PLC - Ireland (a)	21,429	380,768
PolarityTE, Inc. (a)	1,300	33,150
		455,536
Computers - 0.33%
Lumentum Holdings, Inc. (a)	704	41,360

Entertainment - 0.28%
IMAX Corp. (a)	1,644	34,360

Healthcare - Products - 1.23%
ABIOMED, Inc. (a)	215	81,945
Novocure Ltd. (a)	2,208	69,442
		151,387
Internet - 1.07%
Rapid7, Inc. (a)	2,154	68,217
RingCentral, Inc. (a)	850	64,388
		132,605
Pharmaceuticals - 0.44%
Neurocrine Biosciences, Inc. (a)	570	54,868

Semiconductors - 0.34%
Qorvo, Inc. (a)	525	42,131

Software - 0.57%
New Relic, Inc. (a)	690	70,097

TOTAL COMMON STOCK (Cost $893,115)		1,070,897

CLOSED-END FUNDS - 5.22%
Eaton Vance Limited Duration Income Fund	27,270	347,693
MFS Multimarket Income Trust	51,700	292,622
Royce Value Trust, Inc. (b)	230	3,721

TOTAL CLOSED-END FUNDS (Cost $702,260)		644,036

EXCHANGE TRADED FUNDS - 67.88%

Asset Allocation Fund - 6.82%
PowerShares DB US Dollar Index Bullish Fund	34,000	841,840

Debt Funds - 9.77%
iShares 20+ Year Treasury Bond ETF	5,750	697,015
iShares Floating Rate Bond ETF	10,000	510,400
		1,207,415

6

CROW POINT DEFINED RISK GLOBAL EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
May 31, 2018	ANNUAL REPORT

	Shares	Fair Value
EXCHANGE TRADED FUNDS - 67.88% (continued)

Equity Funds - 51.29%
Consumer Discretionary Select Sector SPDR Fund	8,330	$880,981
Financial Select Sector SPDR Fund	11,000	298,980
Industrial Select Sector SPDR Fund	9,108	678,000
iShares Core S&P Small-Cap ETF (b)	9,000	745,560
iShares MSCI South Korea ETF	5,400	389,556
iShares Russell 3000 ETF	1,768	285,072
Materials Select Sector SPDR Fund	12,920	751,686
PowerShares Dynamic Semiconductors Portfolio	6,000	331,560
SPDR S&P 500 ETF Trust (b)	2,683	726,932
Technology Select Sector SPDR Fund	8,400	587,160
Vanguard FTSE Europe ETF	4,000	231,840
Vanguard Total Stock Market ETF (b)	3,055	427,822
		6,335,149

TOTAL EXCHANGE TRADED FUNDS (Cost $8,145,015)		8,384,404

MUTUAL FUND - 12.24%	Shares	Fair Value

Equity Fund - 12.24%
RVX Emerging Markets Equity Fund (a) (d)	155,061	1,511,842

TOTAL MUTUAL FUND (Cost $1,550,000)		1,511,842

SHORT-TERM INVESTMENTS - 1.32%
Federated Government Obligations Fund - Institutional Class, 1.61% (c)	162,957	162,957

TOTAL SHORT-TERM INVESTMENTS (Cost $162,957)		162,957

ASSET BACKED SECURITIES - 0.16%	Principal Amount	Fair Value

Commercial MBS - 0.07%
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036 (b)	$3,421	$3,320
WaMu Mortgage Pass-Through Certificates Series 2003-S12 Trust, 4.750%, due 11/25/2018 (b)	534	535
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 4.371%, 09/25/2036 (b) (e)	8,727	4,359
		8,214
Home Equity ABS - 0.04%
Countrywide Asset-Backed Certificates, 5.216%, due 10/25/2017 (b)	2,570	2,567
RASC Series 2003-KS4 Trust, 3.870%, due 06/25/2033 (b)	2,780	2,798
		5,365
Other ABS - 0.05%
Equity One Mortgage Pass-Through Trust 2003-4, 5.869%, 10/25/2034 (b) (e)	6,085	6,025

TOTAL ASSET BACKED SECURITIES (Cost $18,693)		19,604

7

CROW POINT DEFINED RISK GLOBAL EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
May 31, 2018					ANNUAL REPORT

OPTIONS PURCHASED (a) - 0.04%
		Notional	Exercise
PUT OPTIONS PURCHASED - 0.04%	Contracts (f)	Amount	Price	Expiration	Value

iShares MSCI Turkey ETF	40	$131,600	$31.00	6/15/2018	$2,100
SPDR S&P 500 ETF Trust	13	$352,222	$266.00	6/29/2018	2,938

OPTIONS PURCHASED (Cost $10,283)					5,038

TOTAL INVESTMENTS (Cost $11,482,323) – 95.53%					$11,798,778

SECURITIES SOLD SHORT (Proceeds $416,514) - (3.24%)					(400,438)

OPTIONS WRITTEN (Proceeds $9,215) - (0.09%)					(11,068)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 7.80%					963,901

NET ASSETS - 100%					$12,351,173

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral for options written and securities sold short.

(c) Rate shown represents the 7-day effective yield at May 31, 2018, is subject to change and resets daily.

(d) Affiliated investment company.

(e) Variable rate security - Interest rate shown represents the rate on May 31, 2018.

(f) Each option contract is equivalent to 100 shares of the underlying ETF.

ETF - Exchange Traded Fund

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

8

CROW POINT DEFINED RISK GLOBAL EQUITY INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2018		ANNUAL REPORT

SECURITIES SOLD SHORT (a) - (3.24)%

COMMON STOCK - (0.58)%	Shares	Fair Value

Auto Manufacturers - (0.58)%
Tesla, Inc.	250	$71,183

TOTAL COMMON STOCK (Proceeds $75,158)		71,183

EXCHANGE TRADED FUNDS - (2.66)%

Debt Fund - (0.82)%
iShares Floating Rate Bond ETF	2,000	102,080

Equity Fund - (1.84)%
iShares MSCI Italy ETF	7,500	227,175

TOTAL EXCHANGE TRADED FUNDS (Proceeds $341,356)		329,255

TOTAL SECURITIES SOLD SHORT (Proceeds $416,514)		$400,438

(a) Non-income producing security.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

9

CROW POINT DEFINED RISK GLOBAL EQUITY INCOME FUND
SCHEDULE OF WRITTEN OPTIONS
May 31, 2018				ANNUAL REPORT

OPTIONS WRITTEN (a) - 0.09%

CALL OPTIONS WRITTEN - 0.07%		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Fair Value

iShares 20+ Year Treasury Bond ETF	20	$242,440	$120.00	7/20/2018	$4,520
iShares 20+ Year Treasury Bond ETF	20	$242,440	$124.00	7/20/2018	1,400
SPDR S&P 500 ETF Trust	13	$352,222	$272.00	6/29/2018	3,146
TOTAL CALL OPTIONS WRITTEN (Proceeds $6,108)					9,066

PUT OPTIONS WRITTEN - 0.02%

SPDR S&P 500 ETF Trust	13	$352,222	$262.00	6/29/2018	$2,002
TOTAL PUT OPTIONS WRITTEN (Proceeds $3,107)					2,002

TOTAL OPTIONS WRITTEN (Proceeds $9,215)					$11,068

(a) Non-income producing security.

1 Each option contract is equivalent to 100 shares of the underlying ETF.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

10

Crow Point Defined Risk Global Equity Income Fund

Statement of Assets and Liabilities

May 31, 2018

Assets:
Investment securities:
Unaffiliated securities at cost	$9,932,323
Affiliated securities at cost	1,550,000
Total securities at cost	$11,482,323
Unaffiliated securities at value	10,286,936
Affiliated securities at value	1,511,842
Deposits at broker	1,297,001
Due from adviser	13,057
Receivables:
Interest	1,170
Dividends	270
Tax reclaims	9,163
Fund shares sold	229,767
Prepaid expenses	34,913
Total assets	13,384,119

Liabilities:
Securities sold short and options written:
Proceeds from securities sold short	416,514
Proceeds from options written	9,215
Total proceeds from securities sold short and options written	425,729
Securities sold short at value	400,438
Options written at value	11,068
Payables:
Investment securities purchased	611,732
Due to administrator	4,386
Accrued Trustee fees	819
Accrued expenses	4,503
Total liabilities	1,032,946
Net Assets	$12,351,173

Sources of Net Assets:
Paid-in capital	$13,020,696
Accumulated net realized loss on investments, options, securities sold short and foreign currency transactions	(1,015,471)
Undistributed net investment income	14,935
Net unrealized appreciation on investments, options, securities sold short and foreign currency translations	331,013
Total Net Assets	$12,351,173

Class A Shares:
Net assets	$2,424,974
Shares Outstanding (Unlimited shares of beneficial interest authorized)	275,272
Net Asset Value Per Share	$8.81

Maximum Offering Price Per Share (a)	$9.01

Minimum Redemption Price Per Share (b)	$8.72

Class I Shares:
Net assets	$9,926,199
Shares Outstanding (Unlimited shares of beneficial interest authorized)	1,116,197
Net Asset Value and Offering Price Per Share	$8.89

Minimum Redemption Price Per Share (b)	$8.80

(a) A maximum sales charge of 2.25% is imposed on Class A shares.

(b) A 1.00% redemption fee is imposed on shares redeemed within 60 days from the date of purchase.

The accompanying notes are an integral part of these financial statements.

11

Crow Point Defined Risk Global Equity Income Fund

Statement of Operations

May 31, 2018

For the
Year Ended
May 31, 2018

Investment income:
Dividends (net of foreign withholding taxes of $2,773)	$264,785
Interest	10,486
Total investment income	275,271

Expenses:
Management fees (Note 7)	99,433
Distribution (12b-1) fees - Class A	9,782
Prior administrator fees	79,705
Registration and filing fees	34,436
Custodian fees	20,930
Professional fees	36,557
Accounting and transfer agent fees and expenses	68,785
Trustee fees and expenses	16,155
Reports to shareholders	3,384
Miscellaneous	7,188
Pricing fees	5,014
Dealer network fees	4,529
Insurance	1,212
Dividend expense	12,455
Interest expense	1,414
Compliance officer fees	9,428
Total expenses	410,407
Less expense reimbursement:
Fees waived/reimbursed by Adviser	(233,525)
Fees waived by Adviser for affiliated holdings	(1,084)
Fees waived by Administrator	(39,934)
Net expenses	135,864

Net investment income	139,407

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Unaffiliated investments	1,038,237
Securities sold short	(37,835)
Foreign currency transactions	(8,832)
Options written	70,527
Net realized gain on investments, options written, securities sold short and foreign currency transactions	1,062,097

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(270,095)
Affiliated investments	(38,158)
Securities sold short	16,076
Foreign currency translations	310
Options written	(21,717)
Net change in unrealized appreciation on investments, options written, securities sold short and foreign currency translations	(313,584)

Net gain on investments, options written, securities sold short and foreign currency	748,513

Net increase in net assets resulting from operations	$887,920

The accompanying notes are an integral part of these financial statements.

12

Crow Point Defined Risk Global Equity Income Fund

Statements of Changes in Net Assets

May 31, 2018

	For the	For the
	Year Ended	Year Ended
	May 31, 2018	May 31, 2017
Increase (decrease) in net assets from:
Operations:
Net investment income	$139,407	$322,162
Net realized gain (loss) on investments, options written, securities sold short and foreign currency transactions	1,062,097	(619,755)
Net change in unrealized appreciation (depreciation) on investments, options written, securities sold short and foreign currency translations	(313,584)	709,052
Net increase in net assets resulting from operations	887,920	411,459

Distributions to shareholders from:
Net investment income - Class A	(43,883)	(165,495)
Net investment income - Class I	(74,894)	(32,061)
Net realized capital gains - Class A	—	(62,569)
Net realized capital gains - Class I	—	(47,645)
Total distributions	(118,777)	(307,770)

Transactions in shares of beneficial interest:
Proceeds from shares sold:
Class A	1,040,198	1,069,978
Class I	15,313,850	3,149,723
Net asset value of shares issued in reinvestment of distributions:
Class A	41,930	216,493
Class I	46,699	15,918
Redemption fee proceeds:
Class A	1,773	3,398
Class I	3,348	1,015
Payments for shares redeemed:
Class A	(3,407,587)	(8,056,858)
Class I	(9,490,978)	(709,061)
Increase (decrease) in net assets from transactions in shares of beneficial interest	3,549,233	(4,309,394)

Increase (decrease) in net assets	4,318,376	(4,205,705)

Net Assets:
Beginning of year	8,032,797	12,238,502

End of year	$12,351,173	$8,032,797
Undistributed (accumulated) net investment income (loss)	$14,935	$(1,518)

Share activity:
Class A:
Shares sold	121,704	130,848
Shares reinvested	4,844	26,362
Shares redeemed	(385,679)	(981,017)
Net decrease in shares of beneficial interest	(259,131)	(823,807)

Class I:
Shares sold	1,734,305	376,577
Shares reinvested	5,281	1,920
Shares redeemed	(1,050,506)	(85,255)
Net increase in shares of beneficial interest	689,080	293,242

The accompanying notes are an integral part of these financial statements.

13

Crow Point Defined Risk Global Equity Income Fund

Financial Highlights

May 31, 2018

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return ratios to average net assets and other supplemental data for each of the years indicated.

	Class A
	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	May 31, 2018		May 31, 2017		May 31, 2016		May 31, 2015		May 31, 2014

Net Asset Value, Beginning of Year	$8.33		$8.20		$9.81		$10.35		$10.16

Investment Operations:
Net investment income (a)	0.12		0.32		0.39		0.53		0.43
Net realized and unrealized gain (loss) on investments	0.45		0.13		(1.18)		(0.56)		0.20
Total from investment operations	0.57		0.45		(0.79)		(0.03)		0.63

Distributions:
From net investment income	(0.09)		(0.21)		(0.27)		(0.48)		(0.44)
From net realized capital gains	—		—		—		—		0.00	(b)
From return of capital	—		(0.11)		(0.57)		(0.03)		—
Total distributions	(0.09)		(0.32)		(0.84)		(0.51)		(0.44)

Paid in capital from redemption fees	—		0.00	(b)	0.02		0.00	(b)	0.00	(b)

Net Asset Value, End of Year	$8.81		$8.33		$8.20		$9.81		$10.35

Total Return (c)	6.86%		5.57	%(h)	(7.84)%		(0.24)%		6.42%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$2,425		$4,450		$11,133		$3,839		$7,937

Ratios of expenses to average net assets:
Before fees waived and expenses reimbursed (d)	3.77	%(e)	3.68%		4.14	%(e)	3.21%		3.68%
After fees waived and expenses reimbursed	1.32	%(g)	1.26%		1.29	%(g)	1.25	%(f)	1.13	%(f)

Ratios of net investment income to average net assets	1.38%		3.92%		4.53%		5.30%		4.18%

Portfolio turnover rate	324%		101%		160%		113%		95%

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(b)	Amount represents less than $0.01 per share.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and does not reflect the impact of sales charges.
(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(e)	Includes dividends from securities sold short and interest expense. Excluding dividends from securities sold short and interest expense, the ratio of gross expenses to average net assets would have been 4.10% for the year ended May 31, 2016 and 3.67% for the year ended May 31, 2018.
(f)	Includes commission recapture. Excluding commission recapture, the ratio of net expenses to average net assets would have been 1.25% for the year ended May 31, 2014, and 1.30% for the year ended May 31, 2015.
(g)	Includes dividends from securities sold short and interest expense. Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been 1.25% for the years ended May 31, 2016 and 1.22% for the year ended May 31, 2018.
(h)	As a result of a trade error, Crow Point Defined Risk Global Equity Income Fund experienced a loss of $10,469 for the year ended May 31, 2017, which was reimbursed by the Adviser. There was no effect on total return due to the trade error.

The accompanying notes are an integral part of these financial statements.

14

Crow Point Defined Risk Global Equity Income Fund

FINANCIAL HIGHLIGHTS

May 31, 2018

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return ratios to average net assets and other supplemental data for each of the years indicated.

	Class I
	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	May 31, 2018		May 31, 2017		May 31, 2016		May 31, 2015		May 31, 2014

Net Asset Value, Beginning of Year	$8.39		$8.26		$9.90		$10.44		$10.17

Investment Operations:
Net investment income (a)	0.10		0.36		0.38		0.56		0.46
Net realized and unrealized gain (loss) on investments	0.49		0.11		(1.14)		(0.56)		0.20
Total from investment operations	0.59		0.47		(0.76)		—		0.66

Distributions:
From net investment income	(0.10)		(0.22)		(0.29)		(0.52)		(0.39)
From net realized capital gains	—		—		—		—		0.00	(b)
From return of capital			(0.12)		(0.59)		(0.02)		—
Total distributions	(0.10)		(0.34)		(0.88)		(0.54)		(0.39)

Paid in capital from redemption fees	0.01		0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)

Net Asset Value, End of Year	$8.89		$8.39		$8.26		$9.90		$10.44

Total Return (c)	7.22%		5.82	%(h)	(7.61)%		0.06%		6.65%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$9,926		$3,583		$1,105		$6,223		$2,531

Ratios of expenses to average net assets:
Before fees waived and expenses reimbursed (d)	3.55	%(e)	3.75%		4.88	%(e)	2.95%		3.38%
After fees waived and expenses reimbursed	1.14	%(g)	1.05%		1.04	%(g)	1.00	%(f)	0.88	%(f)

Ratios of net investment income to average net assets	1.16%		4.36%		4.19%		5.55%		4.50%

Portfolio turnover rate	324%		101%		160%		113%		95%

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(b)	Amount represents less than $0.01 per share.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(e)	Includes dividends from securities sold short and interest expense. Excluding dividends from securities sold short and interest expense, the ratio of gross expenses to average net assets would have been 4.84% for the year ended May 31, 2016 and 3.41% for the year ended May 31, 2018.
(f)	Includes commission recapture. Excluding commission recapture, the ratio of net expenses to average net assets would have been 1.00% for the year ended May 31, 2014 and 1.04% for the year ended May 31, 2015.
(g)	Includes dividends from securities sold short and interest expense. Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been 1.00% for the years ended May 31, 2016 and May 31, 2018.
(h)	As a result of a trade error, Crow Point Defined Risk Global Equity Income Fund experienced a loss of $10,469 for the year ended May 31, 2017, which was reimbursed by the Adviser. There was no effect on total return due to the trade error.

The accompanying notes are an integral part of these financial statements.

15

Crow Point Defined Risk Global Equity Income Fund
ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2018

1.	ORGANIZATION

The Crow Point Defined Risk Global Equity Income Fund (the “Fund”) was organized on October 6, 2017 as a diversified series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund’s investment objective is to seek income with long-term growth of capital as a secondary objective. The Fund’s investment adviser is Crow Point Partners, LLC (the “Adviser”). The Fund offers two classes of shares, Class A and Class I shares. Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

Effective as of the close of business on October 6, 2017, pursuant to an Agreement and Plan of Reorganization (the “Reorganization”), the Fund received all the assets and liabilities of the Northern Light Series Trust’s (the “Former Trust”) Crow Point Defined Risk Global Equity Income Fund (the “Predecessor Fund”). The shareholders of the Predecessor Fund received shares of the Fund with aggregate net asset values equal to the aggregate net asset values of their shares in the Predecessor Fund immediately prior to the Reorganization. The Predecessor Fund’s investment objectives, policies and limitations were substantially identical to those of the Fund, which had no operations prior to the Reorganization. For financial reporting purposes, the Predecessor Fund’s operating history prior to the Reorganization is reflected in the financial statements and financial highlights. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Fund reflected the historical basis of the assets of the Predecessor Fund as of the date of the Reorganization. The Reorganization is also considered tax-free based on accounting principles generally accepted in the United States of America (“GAAP”).

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)             Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)            Short Sales – The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its Custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale).

16

Crow Point Defined Risk Global Equity Income Fund

ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2018

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

c)             Investment Companies – The Fund may invest in investment companies such as open-end funds (mutual funds), exchange traded funds (“ETFs”) and closed-end funds (also referred to as “Underlying Funds”) subject to limitations as defined in the Investment Company Act of 1940. Your cost of investing in the Fund will generally be higher than the cost of investing directly in the Underlying Funds. By investing in the Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the Fund’s direct fees and expenses. Also, with respect to dividends paid by the Underlying Funds, it is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

d)             Options – The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

e)             Federal Income Taxes – The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

As of and during the year ended May 31, 2018, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statement of operations. During the year ended May 31, 2018, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware state.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. Management has reviewed the Fund’s tax positions to be taken on federal income tax returns for the open tax years of May 31, 2015 through May 31, 2018 and has determined that the Fund does not have a liability for uncertain tax positions. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

f)             Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

17

Crow Point Defined Risk Global Equity Income Fund

ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2018

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

g)            Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h)            Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

i)             Sales Charges and Redemption Fees – A maximum sales charge of 2.25% is imposed on certain purchases of Class A shares. A redemption fee of 1.00% of the amount redeemed is charged on all classes of shares held less than 60 days. During the year ended May 31, 2018, redemption fees of $5,121 were paid to the Fund.

j)             Foreign Currency Translation – Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

3.	SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

18

Crow Point Defined Risk Global Equity Income Fund

ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2018

3.	SECURITIES VALUATIONS (continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Trust’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, ETFs, closed-end funds and mutual funds) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds in which the Fund invests may default or otherwise cease to have market quotations readily available.

The Trustees of the 360 Funds adopted the M3Sixty Consolidated Valuation Procedures, which established a Valuation Committee to work with the Adviser and report to the Board of Trustees (the “Board”) on securities being fair valued or manually priced. The Independent Chairman and Trustee of the 360 Funds, along with the Trust’s Principal Financial Officer and Chief Compliance Officer are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Adviser in pricing fair valued securities, and consideration of any unresolved valuation issue or a request to change the methodology for manually pricing a security. In turn, the Independent Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

19

Crow Point Defined Risk Global Equity Income Fund

ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2018

3.	SECURITIES VALUATIONS (continued)

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as level 3 securities.

The following tables summarize the inputs used to value the Fund’s assets and liabilities measured at fair value as of May 31, 2018.

Financial Instruments – Assets
Security Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$1,070,897	$—	$—	$1,070,897
Closed-End Funds (1)	644,036	—	—	644,036
Exchange-Traded Funds (1)	8,384,404	—	—	8,384,404
Mutual Funds (1)	1,511,842	—	—	1,511,842
Short-Term Investments	162,957	—	—	162,957
Asset Backed Securities	—	19,604	—	19,604
Put Options	2,938	2,100		5,038
Total Assets	$11,777,074	$21,704	$—	$11,798,778

Financial Instruments – Liabilities
Security Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$71,183	$—	$—	$71,183
Exchange-Traded Funds (1)	329,255	—	—	329,255
Call Options Written	9,066	—	—	9,066
Put Options Written	2,002	—	—	2,002
Total Liabilities	$411,506	$—	$—	$411,506

(1) For a detailed break-out of common stock, ETFs and mutual funds by industry or asset class, please refer to the Schedule of Investments.

There were no transfers into and out of any level during the year ended May 31, 2018. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

4.	DERIVATIVES TRANSACTIONS

As of May 31, 2018, portfolio securities valued at $1,429,607 were held in segregated accounts by the custodian as collateral for securities sold short and options written by the Fund.

20

Crow Point Defined Risk Global Equity Income Fund

ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2018

4.	DERIVATIVES TRANSACTIONS (continued)

As of May 31, 2018, the location on the Statements of Assets and Liabilities for financial derivative instrument fair values is as follows:

Assets	Location	Equity Contracts	Total
Put options purchased	Unaffiliated securities, at value	$5,038	$5,038
Total Assets		$5,038	$5,038

Liabilities	Location	Equity Contracts	Total
Call options written	Options written at value	$9,066	$9,066
Put options written	Options written at value	2,002	2,002
Total Liabilities		$11,068	$11,068

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund during the year ended May 31, 2018, are recorded in the following locations in the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Unaffiliated Investments	$45,632	$45,632
Call options written	Options written	(2,958)	(2,958)
Put options written	Options written	(18,759)	(18,759)
		$23,915	$23,915

Net realized gain (loss) on:	Location	Equity Contracts	Total
Call options purchased	Unaffiliated Investments	$5,287	$5,287
Put options purchased	Unaffiliated Investments	(127,490)	(127,490)
Call options written	Options written	6,978	6,978
Put options written	Options written	63,549	63,549
		$(51,676)	$(51,676)

The amounts realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The following tables present the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged as of May 31, 2018.

Assets:	Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Unaffilliated Investments	$5,038	(1)	$—	$5,038	(1)	$5,038	(2)	$—	$—
Total	$5,038	(1)	$—	$5,038	(1)	$5,038	(2)	$—	$—

(1) Purchased options at value as presented in the Fund’s Schedule of Investments.

(2) The amounts are limited to the derivative asset and liability balances and accordingly do not include excess collateral pledged.

21

Crow Point Defined Risk Global Equity Income Fund

ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2018

4.	DERIVATIVES TRANSACTIONS (continued)

Liabilities:	Gross Amounts of Liabilities Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Contracts
Written	$11,068	(3)	$—	$11,068	(3)	$11,068	(2)	$—	$—
Total	$11,068	(3)	$—	$11,068	(3)	$11,068	(2)	$—	$—

(2) The amounts are limited to the derivative asset and liability balances and accordingly do not include excess collateral pledged.

(3) Written options at value as presented in the Fund’s Schedule of Investments.

5.	INVESTMENT TRANSACTIONS

For the year ended May 31, 2018, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$36,310,898	$32,777,554

There were no Government securities purchased or sold during the year.

6.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities or of common management. Companies which are affiliates of the Fund at May 31, 2018, are noted in the Fund’s Schedule of Investments. RVX Emerging Markets Equity Fund (the “RVX Fund”) is a mutual fund which is considered an affiliate because it is also of common management of the Adviser.

Transactions during the year with affiliated companies were as follows:

	Value as of May 31, 2017	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Value as of May 31, 2018	Income received
RVX Fund	$—	$—	$(38,158)	$1,550,000	$—	$1,511,842	$—
Total	$—	$—	$(38,158)	$1,550,000	$—	$1,511,842	$—

22

Crow Point Defined Risk Global Equity Income Fund

ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2018

7.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to the Reorganization on October 6, 2017, the Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser, under the supervision of the Board, agrees to invest the assets of the Fund in accordance with applicable law and the investment objective, policies and restrictions set forth in the Fund’s current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser shall act as the investment advisor to the Fund and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities hereunder, (ii) formulate a continuing program for the investment of the assets of the Fund in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Fund, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers.

Prior to the Reorganization, the Former Trust was party to advisory agreement (the “Former Agreement”) with the Adviser, pursuant to which the Adviser served as investment adviser to the Predecessor Fund. Pursuant to the Former Agreement between the Adviser and the Former Trust, on behalf of the Predecessor Fund, the Adviser, under the oversight of the Former Board of Trustees, directed the daily operations of the Predecessor Fund and supervised the performance of administrative and professional services provided by others.

Under the terms of the Advisory Agreement with the Fund and the Former Agreement with the Predecessor Fund, the Adviser receives a monthly management fee equal to an annual rate of 0.88% of the Fund’s net assets. For the year ended May 31, 2018, the Adviser earned $99,433 of management fees.

Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.00% of the average daily net assets of each share class of the Fund through September 30, 2018. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees.

For the year ended May 31, 2018, the Adviser waived advisory fees of $98,349 and reimbursed expenses of $135,176.

The Fund invested a portion of its assets in the RVX Fund, which is an affiliated Fund (Note 6). As such, the Adviser has agreed to waive its advisory fees on the portion of the Fund’s assets that are invested in the RVX Fund. For the year ended May 31, 2018, the Adviser waived $1,084 in advisory fees related to assets invested in the affiliated funds. This waiver is in addition to amounts waived pursuant to the contractual expense limitations detailed in the above paragraphs and are not recoupable.

Expense waivers and reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Expense waivers and reimbursements made by the Predecessor Fund were also subject to possible recoupment from the Predecessor Fund under the same terms. As of May 31, 2018, the total amount of expenses waived/reimbursed subject to recapture, pursuant to the waiver agreements was $703,284, of which $264,268 will expire by May 31, 2019, $205,491 will expire by May 31, 2020 and $233,525 will expire by May 31, 2021.

Pursuant to the Reorganization, the Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund’s legal compliance; and (j) maintaining shareholder account records.

23

Crow Point Defined Risk Global Equity Income Fund
ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2018

7.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

For the period from October 7, 2017 through May 31, 2018, M3Sixty earned $68,785, including out of pocket expenses with $4,386 remaining payable at May 31, 2018.

M3Sixty has also agreed to voluntarily waive certain fees until certain thresholds are met by the Fund. During the period from October 7, 2017 through May 31, 2018, M3Sixty waived $39,934 of fees.

Certain officers and an interested trustee of the Trust are also employees or officers of M3Sixty.

Prior to the Reorganization, Gemini Fund Services, LLC (“GFS”), an affiliate of Northern Lights Distributors, LLC (the “Predecessor Distributor”), provided administration, fund accounting, and transfer agent services to the Former Trust. Pursuant to separate servicing agreements with GFS, the Predecessor Fund paid GFS customary fees for providing administration, fund accounting and transfer agency services to the Predecessor Fund.

Pursuant to the Reorganization, Matrix 360 Distributors, LLC (the “Distributor”) acts as the principal underwriter and distributor of the Fund’s shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of the Fund’s shares pursuant to a Distribution Agreement (the “Distribution Agreement”) approved by the Trustees. The Distribution Agreement between the Fund and the Distributor requires the Distributor to use all reasonable efforts in connection with the distribution of the Fund’s shares. However, the Distributor has no obligation to sell any specific number of shares and will only sell shares for orders it receives. The Distributor may receive commissions from the sale of Class A shares. During the period from October 7, 2017 through May 31, 2018, there were no commissions paid to the Distributor.

The Distributor is an affiliate of M3Sixty.

Prior to the Reorganization, the Predecessor Distributor served as the principal underwriter and national distributor for shares of the Predecessor Fund. The Predecessor Distributor was obligated to sell the shares of the Predecessor Fund on a best efforts basis only against purchase orders for the shares. Shares of the Predecessor Fund were offered to the public on a continuous basis.

Pursuant to the Reorganization, the Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for its Class A shares. Under the Plan, the Fund may use 12b-1 fees to compensate broker-dealers (including, without limitation, the Distributor) for sales of Fund shares, or for other expenses associated with distributing Fund shares. The Fund may expend up to 0.25% for Class A shares of the Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The Plan took effect October 7, 2017. For the period from October 7, 2017 through May 31, 2018, the Fund accrued $5,764 in 12b-1 expenses attributable to Class A shares.

Prior to the Reorganization, the Predecessor Trust had adopted a Master Distribution and Shareholder Servicing Plan (the “Predecessor Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Predecessor Plan, the Predecessor Fund paid 0.25% per year of the average daily net assets of Class A shares for such distribution and shareholder service activities. During the period from June 1, 2017 through October 6, 2017, pursuant to the Predecessor Plan, Class A shares paid $4,018.

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX MATTERS

The tax character of distributions during the year ended May 31, 2018 and during the fiscal year ended May 31, 2017 was as follows:

	Fiscal Year Ended May 31, 2018	Fiscal Year Ended May 31, 2017
Ordinary Income	$118,777	$197,556
Return of Capital	—	110,214
	$118,777	$307,770

24

Crow Point Defined Risk Global Equity Income Fund

ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2018

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX MATTERS (continued)

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at May 31, 2018, the Fund’s most recent fiscal year end, was as follows:

Undistributed Ordinary Income	Post-October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciatiion/ (Depreciation)	Total Distributable Earnings/(Deficit)
$11,170	$—	$(1,014,678)	$—	$333,985	$(669,523)

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized loss, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for corporations, partnerships, grantor trusts, and real estate investment trusts. The unrealized appreciation in the table above includes unrealized foreign currency income of $334.

At May 31, 2018, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring Short-Term	Non-Expiring Long-Term	Total
$1,014,678	$—	$1,014,678

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses) and non-deductible expenses, and adjustments for passive foreign investment companies, real estate investment trusts, partnerships, grantor trusts and corporations return of capital distributions, resulted in reclassifications for the year ended May 31, 2018 as follows:

Paid-in Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(219)	$(4,177)	$4,396

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at May 31, 2018 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$11,479,350	$473,072	$(153,310)	$319,427

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships, real estate investment trusts, grantor trusts and C-Corporation return of capital distributions. The unrealized appreciation in the table above includes net unrealized foreign currency gains of $334.

9.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2018, Bryn Mawr Trust Co. held 56.50% of the Fund’s Class I shares in omnibus accounts for the sole benefit of its customers. The Trust does not know whether any of the underlying beneficial shareholders of the omnibus accounts held by Bryn Mawr Trust Co. own more than 25% of the voting securities of the Fund.

10.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

25

Crow Point Defined Risk Global Equity Income Fund

ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2018

11.	CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees (the “Board”), with the approval and recommendation of the Audit Committee, selected BBD, LLP (“BBD”) to replace Tait, Weller & Baker LLP (“Tait”), as the Fund’s independent registered public accounting firm for the Fund’s fiscal year ending May 31, 2018. Throughout the past two fiscal years through the date of Tait’s dismissal as auditor of the Fund, the Fund had no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which, if not resolved to the satisfaction of Tait would have caused Tait to make reference to the disagreement in a Tait report, and there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934. With respect to the Fund, Tait audit opinions, including the past two fiscal years, have not contained either an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the last two fiscal years of the Fund, neither the Fund nor anyone on their behalf has consulted BBD on items concerning the application of accounting principles to a specified transaction (either completed or proposed) or the type of audit opinion that might be rendered on the Fund’s financial statements, or concerning the subject of a disagreement of the kind described in Item 304(a)(1)(iv) of Regulation S-K or reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

12.	SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of 360 Funds

and the Shareholders of Crow Point Defined Risk Global Equity Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Crow Point Defined Risk Global Equity Income Fund, a series of shares of beneficial interest in 360 Funds (the “Fund”), including the schedule of investments, as of May 31, 2018, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2018, and the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. The statement of changes in net assets for the year ended May 31, 2017 and the financial highlights for each of the years in the four-year period then ended were audited by other auditors, whose report dated July 31, 2017, expressed an unqualified opinion on such financial statement and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

27

Our audit included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2018 by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the 360 Funds since 2018.

Philadelphia, Pennsylvania

July 30, 2018

28

Crow Point Defined Risk Global Equity Income Fund

ANNUAL REPORT

ADDITIONAL INFORMATION

May 31, 2018 (Unaudited)

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Fund paid $118,777 of ordinary income during the year ended May 31, 2018.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2019 to determine the calendar year amounts to be included on their 2018 tax returns. Shareholders should consult their own tax advisors.

29

Crow Point Defined Risk Global Equity Income Fund

ANNUAL REPORT

ADDITIONAL INFORMATION

May 31, 2018 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling (877) 244-6235.

Trustees and Officers.  Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Funds, and their principal occupation during the past five years. Each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205.

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Art Falk YOB : 1937	Trustee and Independent Chairman	Since 2011	Retired. President, Murray Hill Financial Marketing, (financial marketing consultant) (1990–2012).	Thirteen	None
Thomas Krausz* YOB : 1944	Trustee	Since 2011	Mr. Krausz has been an independent management consultant to private enterprises since 2007.	Thirteen	None
Tom M. Wirtshafter YOB : 1954	Trustee	Since 2011	Senior Vice President, American Portfolios Financial Services, (broker-dealer), American Portfolios Advisors (investment adviser) (2009–Present).	Thirteen	None
Gary DiCenzo YOB : 1962	Trustee	Since 2014	Chief Executive Officer, Cognios Capital (investment management firm) (2015–present); President and CEO, IMC Group, LLC (asset management firm consultant) (2010–2015).	Thirteen	None
Interested Trustee**
Randall K. Linscott YOB: 1971	President	Since 2013	Chief Executive Officer, M3Sixty Administration, LLC (2013 – present); Chief Operating Officer, M3Sixty Administration, LLC (2011–2013); Division Vice President, Boston Financial Data Services, (2005–2011).	Thirteen	N/A

* Resigned as Independent Trustee effective July 13, 2018

**The Interested Trustee is an Interested Trustee because he is an officer and employee of the Administrator.

30

Crow Point Defined Risk Global Equity Income Fund

ANNUAL REPORT

ADDITIONAL INFORMATION

May 31, 2018 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
Andras P. Teleki YOB: 1971	Chief Compliance Officer and Secretary	Since 2015	Chief Legal Officer, M3Sixty Administration, LLC, M3Sixty Holdings, LLC, Matrix 360 Distributors, LLC and M3Sixty Advisors, LLC (2015–present); Chief Compliance Officer and Secretary, M3Sixty Funds Trust (2016– present); Chief Compliance Officer and Secretary, WP Trust (2016- present); Secretary and Assistant Treasurer, Capital Management Investment Trust (2015); Partner, K&L Gates, (2009–2015).	N/A	N/A
Brandon J. Byrd YOB: 1981	Assistant Secretary and Anti-Money Laundering Office; Vice President	Since 2013 Since 2018	Chief Operating Officer, M3Sixty Administration, LLC (2013–present); Anti-Money Laundering Compliance Officer, Monteagle Funds (2015–2016); Division Manager - Client Service Officer, Boston Financial Data Services (mutual find service provider) (2010–2012).	N/A	N/A
Justin J. Thompson YOB: 1983	Treasurer	Since 2017	Director of Fund Accounting & Administration, M3Sixty Administration, LLC (September 2017–present); Fund Accountant, M3Sixty Administration, LLC (June 2016–September 2017); Core Accounting Officer, State Street Bank (2014–June 2016); Client Operations and Core Accounting Manager. State Street Bank (2012–2014).	N/A	N/A
Larry Beaver YOB: 1969	Assistant Treasurer	Since 2017	Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017–Present); Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005-2017); Chief Accounting Officer, Amidex Funds, Inc. (2003–Present); Assistant Treasurer, Capital Management Investment Trust (July 2017–Present); Assistant Treasurer, M3Sixty Funds Trust (July 2017–Present; Assistant Treasurer, WP Funds Trust (July 2017–Present); Treasurer and Assistant Secretary, Capital Management Investment Trust (2008–-2017); Treasurer, 360 Funds (2007–2017); Treasurer, M3Sixty Funds Trust (2015–2017); Treasurer, WP Trust (2015–2017); Treasurer and Chief Financial Officer, Monteagle Funds (2008–2016).	N/A	N/A
John H. Lively YOB: 1969	Assistant Secretary	Since 2018	Managing Partner, Practus, LLP (law firm) (2018-present); The Law Offices of John H. Lively & Associates, Inc. (law firm) (2010-present).	N/A	N/A

31

Crow Point Defined Risk Global Equity Income Fund

ANNUAL REPORT

ADDITIONAL INFORMATION

May 31, 2018 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix 360 Distributors, LLC and M3Sixty Administration, LLC. Each Trustee who is not an “interested person” receives a fee of $1,500 each year plus $200 per Board or committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee[1]	Aggregate Compensation From the Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund Paid to Trustees[2]
Independent Trustees
Art Falk	$1,925	None	None	$1,925
Thomas Krausz[3]	$1,725	None	None	$1,725
Tom M. Wirtshafter	$1,725	None	None	$1,725
Gary DiCenzo	$1,725	None	None	$1,725

Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None

1 Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers thirteen (13) series of shares.

2 Figures are for the period from October 7, 2017 through May 31, 2018.

3 Resigned as Independent Trustee effective July 13, 2018.

32

Crow Point Defined Risk Global Equity Income Fund

ANNUAL REPORT

Information About Your Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the sales charge (load) imposed on certain subscriptions and redemption fees imposed on certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 12/01/17 through 05/31/18

	Beginning Account Value (12/01/2017)	Annualized Expense Ratio for the Period	Ending Account Value (05/31/2018)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Class A (+0.22%)	$1,000.00	1.25%	$1,002.20	$6.24
Class I (+0.31%)	$1,000.00	1.00%	$1,003.10	$4.99
Hypothetical 5% Return
Class A	$1,000.00	1.25%	$1,018.70	$6.29
Class I	$1,000.00	1.00%	$1,019.90	$5.04

(a)     Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

33

Crow Point Defined Risk Global Equity Income Fund

SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses – (Unaudited) (continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated October 6, 2017 were as follows:
Crow Point Defined Risk Global Equity Income Fund Class A, gross of fee waivers or expense reimbursements	3.37%
Crow Point Defined Risk Global Equity Income Fund Class A, after waiver and reimbursement*	1.26%
Crow Point Defined Risk Global Equity Income Fund Class I, gross of fee waivers or expense reimbursements	3.44%
Crow Point Defined Risk Global Equity Income Fund Class I, after waiver and reimbursement*	1.01%

Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.00% of the average daily net assets of each share class of the Fund through September 30, 2018. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement of any excess expense payments paid by it pursuant to the operating expense limitation agreement in future years on a rolling three year basis, as long as the reimbursement does not cause the Fund’s annual operating expenses to exceed the expense cap. Total Gross Operating Expenses during the year ended May 31, 2018 were 3.77% and 3.55% for the Crow Point Defined Risk Global Equity Income Fund Class A and Class I shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 7) sections of this report for expense related disclosures during the year ended May 31, 2018.

34

360 FUNDS

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Crow Point Partners, LLC

25 Recreation Drive

Suite 206

Hingham, MA 02043

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

3rd Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Practus, LLP

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center

38 Fountain Square Plaza

Cincinnati, OH 45263

35

ITEM 2.	CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(d)	The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that Tom Wirtshafter serves on its audit committee as the “audit committee financial expert” as defined in Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountants for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $12,700 with respect to the registrant’s fiscal year ended May 31, 2018 and $13,750 with respect to the registrant’s fiscal year ended May 31, 2017.

(b)	Audit-Related Fees. There were no fees billed during the last two fiscal years for assurances and related services by the principal accountants that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $3,000 with respect to the registrant’s fiscal year ended May 31, 2018 and $2,800 with respect to the registrant’s fiscal year ended May 31, 2017. The services comprising these fees are the preparation of the registrant’s federal and state income tax returns, review of calculations of required excise distributions and preparation of federal excise tax returns.

(d)

All Other Fees. The aggregate fees billed in last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended May 31, 2018 and $0 for the fiscal year ended May 31, 2017.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X
(f)

Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the last two fiscal years ended May 31, 2018 and May 31, 2017 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser during the last two fiscal years.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULES OF INVESTMENTS

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable, Fund is an open-end management investment company

ITEM 13.	EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By: Randy Linscott
Principal Executive Officer
Date: August 3, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By: Randy Linscott
Principal Executive Officer
Date: August 3, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Justin Thompson
By: Justin Thompson
Principal Financial Officer
Date: August 3, 2018